Cover Page	Jul. 01, 2020	May 19, 2020	Jan. 30, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 01, 2020
Entity Registrant Name	Twin River Worldwide Holdings, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-38850
Entity Tax Identification Number		20-0904604
Entity Address, Address Line One		100 Westminster Street
Entity Address, City or Town		Providence
Entity Address, State or Province		RI
Entity Address, Postal Zip Code		02903
City Area Code	401
Local Phone Number	475-8474
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security			Common stock, $0.01 par value
Trading Symbol			TRWH
Security Exchange Name			NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001747079
Amendment Flag	false
Document Information [Line Items]
Document Period End Date	Jul. 01, 2020